Condensed Consolidated Balance Sheets (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011		Jun. 30, 2011		Dec. 31, 2010
Cash and cash equivalents	$ 315,507		$ 315,507		$ 557,018
Restricted cash	750,000		750,000		750,000
Receivables, net	127,777	[1]	127,777	[1]	25,002	[2]
Inventory, Finished Goods	3,950,156		3,950,156		1,729,929
Prepaid expenses and other current assets	77,952		(2,670)
Total current assets	5,224,062		5,224,062		3,139,901
Property and equipment, net	32,495		32,495		40,642
Security deposits	17,275		17,275		15,000
TOTAL ASSETS	5,273,832		5,273,832		3,195,543
Accounts payable, general	546,845		546,845		148,457
Accounts payable, GEOMC	3,641,177		3,641,177		1,106,250
Accrued expenses and other liabilities	644,509		644,509		407,123
Derivative liability	82,930		82,930		132,353
Preferred stock liability	375,000		375,000		750,000
Total Current Liabilities	5,290,461		5,290,461		2,544,183
Commitments and Contingencies
5% preferred stock	60,675	[3]	60,675	[3]	60,675	[3]
Series B preferred stock		[4]		[4]		[4]
Series C convertible preferred stock		[5]		[5]		[6]
Common stock	142,100	[7]	142,100	[7]	138,249	[8]
Capital in excess of par value	44,096,044		44,096,044		43,484,989
Receivable from Crisnic					(22,500)
Accumulated deficit	(44,315,448)		(44,315,448)		(43,010,053)
Total shareholders' interest (Deficit)	(16,629)		(16,629)		651,360
TOTAL LIABILITIES AND SHAREHOLDERS' INTEREST (DEFICIT)	$ 5,273,832		$ 5,273,832		$ 3,195,543

[1]	Net of allowance of $101,154 at June 30, 2011.
[2]	Net of allowance of $101,154 at December 31, 2010.
[3]	$25 par value, 35,920 shares authorized, 2,427 shares issued and outstanding.
[4]	$0.001 par value, 20,000 shares authorized, no shares issued and outstanding.
[5]	$1,000 par value, 750 shares authorized, 375 shares issued and outstanding at June 30, 2011.
[6]	$1,000 par value, 750 shares authorized, 750 shares issued and outstanding at December 31, 2010.
[7]	$.01 par value, 20,000,000 shares authorized, 14,210,070 shares issued and outstanding at June 30, 2011.
[8]	$.01 par value, 20,000,000 shares authorized, 13,824,944 shares issued and outstanding at December 31, 2010.